Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 656,508,629.00
Previously Paid Amount	0.00
Total Fee Amount	90,663.84
Total Offset Amount	22,729.68
Net Fee	$ 67,934.16